Consolidated Statement of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Issued capital [Member] CNY (¥)	Issued capital [Member] USD ($)	Statutory reserves [Member] CNY (¥)	Statutory reserves [Member] USD ($)	Capital reserves [Member] CNY (¥)	Capital reserves [Member] USD ($)	Retained earnings [member] CNY (¥)	Retained earnings [member] USD ($)	Foreign currency translation reserve [member] CNY (¥)	Foreign currency translation reserve [member] USD ($)	Performance shares reserves [member] CNY (¥)	Performance shares reserves [member] USD ($)	Fair value reserve [member] CNY (¥)	Fair value reserve [member] USD ($)	Premium paid for acquisition of non-controlling interests [member] CNY (¥)	Premium paid for acquisition of non-controlling interests [member] USD ($)	Attributable to the equity holders of the parent [Member] CNY (¥)	Attributable to the equity holders of the parent [Member] USD ($)	Non-controlling interests [member] CNY (¥)	Non-controlling interests [member] USD ($)
Balance at Dec. 31, 2018	¥ 11,147,554		¥ 2,081,138		¥ 302,404		¥ 30,704		¥ 6,092,549		¥ (39,215)		¥ 19,758		¥ (79,948)		¥ (11,541)		¥ 8,395,849		¥ 2,751,705
Statement [Line Items]
Profit for the year	860,700								604,914										604,914		255,786
Other comprehensive income for the year, net of tax	11,517										3,124				2,331				5,455		6,062
Total comprehensive income for the year, net of tax	872,217								604,914		3,124				2,331				610,369		261,848
Transactions with owners, recorded directly in equity
Dividends declared and paid	(238,758)								(238,758)										(238,758)
Dividends declared to non-controlling interests	(207,514)																				(207,514)
Acquisition of non-controlling interests	(114)																69		69		(183)
Transfer to statutory reserves					1,903				(1,903)
Balance at Dec. 31, 2019	11,573,385		2,081,138		304,307		30,704		6,456,802		(36,091)		19,758		(77,617)		(11,472)		8,767,529		2,805,856
Statement [Line Items]
Profit for the year	779,326								548,903										548,903		230,423
Other comprehensive income for the year, net of tax	(66,616)										(53,834)				(2,103)				(55,937)		(10,679)
Total comprehensive income for the year, net of tax	712,710								548,903		(53,834)				(2,103)				492,966		219,744
Transactions with owners, recorded directly in equity
Dividends declared and paid	(245,871)								(245,871)										(245,871)
Dividends declared to non-controlling interests	(207,514)																				(207,514)
Transfer to statutory reserves					2,858				(2,858)
Balance at Dec. 31, 2020	11,832,710		2,081,138		307,165		30,704		6,756,976		(89,925)		19,758		(79,720)		(11,472)		9,014,624		2,818,086
Statement [Line Items]
Profit for the year	407,894	$ 64,517							272,673										272,673		135,221
Other comprehensive income for the year, net of tax	27,205	4,304									(28,251)				48,818				20,567		6,638
Total comprehensive income for the year, net of tax	435,099	68,821							272,673		(28,251)				48,818				293,240		141,859
Transactions with owners, recorded directly in equity
Dividends declared and paid	(448,712)								(448,712)										(448,712)
Dividends declared to non-controlling interests	(203,753)																				(203,753)
Transfer to statutory reserves					2,072				(2,072)
Balance at Dec. 31, 2021	¥ 11,615,344	$ 1,837,232	¥ 2,081,138	$ 329,179	¥ 309,237	$ 48,913	¥ 30,704	$ 4,857	¥ 6,578,865	$ 1,040,597	¥ (118,176)	$ (18,692)	¥ 19,758	$ 3,125	¥ (30,902)	$ (4,888)	¥ (11,472)	$ (1,814)	¥ 8,859,152	$ 1,401,277	¥ 2,756,192	$ 435,955